Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Provisions
Schedule of provisions

	Tax(1)	Other(2)	Total
	£’000	£’000	£’000
At 1 July 2023	12,063	876	12,939
Movement in provisions	(4,728)	(416)	(5,144)
At 30 June 2024	7,335	460	7,795
Movement in provisions	2,821	5,361	6,939
At 30 June 2025	10,156	5,821	15,977
Less: non-current portion
Provisions	—	—	—
Current provisions	10,156	5,821	15,977

(1) Tax provision

Provision in respect of player related tax matters. The timing of cash outflows is by its nature uncertain but it is management’s best estimate that these will be made within the next 12 months.

(2) Other provision

Other provisions comprises management’s best estimates of a number of individually immaterial future liabilities. The amounts and timing of cash outflows are by their nature uncertain.